INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Dec. 21, 2017	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2017
INCOME TAXES
U.S. federal income tax rate	34.00%	21.00%	21.00%
Pre-ownership change net operating loss				$ 44,500,000
Deferred tax asset, valuation allowance		$ 2,675,301
Deferred tax assets, operating loss carryforwards, federal		$ 67,100,000	$ 58,500,000